Cash and Cash Equivalents - Schedule of Cash in the Process of Collection (Detail) - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Assets
Documents held by other banks (documents to be cleared)	$ 35,733	$ 40,302
Funds receivable	459,261	398,194
Subtotals assets	494,994	438,496
Liabilities
Funds payable	456,957	424,358
Subtotals liabilities	456,957	424,358
Cash items in process of collection, net	$ 38,037	$ 14,138